Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Mar. 31, 2017
Principles of consolidation

Principles of consolidation—

The consolidated financial statements include accounts of NTT DOCOMO, INC. and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and should consolidate the entity. For the fiscal years ended March 31, 2015, 2016 and 2017, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are depreciation of property, plant and equipment, internal use software and other intangible assets, impairment of goodwill and unamortizable intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, liability for employees’ retirement benefits and revenue recognition.

Effective July 1, 2014, DOCOMO revised its estimate of the expected useful life of certain software for telecommunications network and internal-use software based on the actual utilization of the software to reflect an extended expected maximum useful life from 5 years to 7 years. This modification has been applied prospectively as a change in accounting estimate.

The impact from this change in accounting estimate on the consolidated statements of income resulted in increases in “Income before income taxes and equity in net income (losses) of affiliates,” “Net income attributable to NTT DOCOMO, INC.” and “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” of ¥51,307 million, ¥32,939 million and ¥8.16, respectively, for the fiscal year ended March 31, 2015.

Cash and cash equivalents	Cash and cash equivalents— DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.
Short-term investments

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Receivables held for sale

Receivables held for sale—

The accounts receivable for DOCOMO’s telecommunications services, installment receivables for subscribers’ equipment purchases and others (“receivables for telecommunications services”) which DOCOMO decides to sell are reclassified to “Receivables held for sale” and “Other assets” in the consolidated balance sheets.

Receivables held for sale are measured at the lower of cost or fair value and the amount by which cost exceeding fair value was ¥7,732 million and ¥6,492 million for the fiscal years ended March 31, 2016 and 2017, respectively, and the amount exceeding fair value was recorded as a valuation allowance in “Allowance for doubtful accounts” and “Other assets” in the consolidated balance sheets.

In addition, the aggregated amount of losses on sales of “receivables for telecommunications services” and adjustments to record the receivables held for sale at the lower of cost or fair value was ¥67,327 million, ¥62,305 million and ¥60,827 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively, and was recorded as “Selling, general and administrative” expenses in the consolidated statements of income. The fair value of receivables held for sale is measured based on the estimated future discounted cash flows.

Allowance for doubtful accounts

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. DOCOMO recognized losses on write-downs for the fiscal years ended March 31, 2015, 2016 and 2017 resulting in losses totaling ¥13,716 million, ¥18,880 million and ¥11,043 million, respectively, which were included in “Cost of equipment sold” in the consolidated statements of income.

Property, plant and equipment

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments.

Depreciation is computed by the straight-line method at rates based on the estimated useful lives of the respective assets. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	9 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Previously, DOCOMO principally used the declining-balance method for calculating depreciation of property, plant, and equipment with the exception of buildings, which are depreciated on a straight-line basis. Effective April 1, 2016, DOCOMO adopted the straight-line method of depreciation for all property, plant, and equipment. Data traffic has recently grown due to increased use of smartphones. As a way of addressing the rising data traffic, DOCOMO provides LTE-Advanced services, using the carrier aggregation technology which enables higher speeds and capacities for the LTE services. With the introduction of the carrier aggregation technology, DOCOMO is able to use its frequencies more efficiently, bringing stability to DOCOMO’s operation of its wireless telecommunications equipment. As a result, DOCOMO believes that the straight-line depreciation method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. The effect of the change in the depreciation method is recognized prospectively as a change in the accounting estimate pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 250, “Accounting Changes and Error Corrections.”

The change in depreciation method caused a decrease in “Depreciation and amortization” by ¥154,050 million for the fiscal year ended March 31, 2017. “Net income attributable to NTT DOCOMO, INC.” and “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” for the fiscal year ended March 31, 2017 increased by ¥105,370 million and ¥28.28, respectively.

Depreciation and amortization expenses of property, plant and equipment for the fiscal years ended March 31, 2015, 2016 and 2017 were ¥479,569 million, ¥460,547 million and ¥284,542 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliates and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliates. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected in earnings. Highly liquid debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while debt securities that are not recorded as “Cash and cash equivalents” with remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the fiscal years ended March 31, 2015, 2016 and 2017.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested annually for impairment mainly as of March 31 and the assets are also tested between the annual tests if an event or circumstances occurs that would imply impairment.

DOCOMO applies a two-step test when assessing goodwill for impairment. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using mainly discounted cash flow method. If the carrying value of the reporting unit exceeds its fair value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

As of March 31, 2016 and 2017, the most significant amount of recorded goodwill resides in the telecommunications business in Japan reporting unit, which is included in DOCOMO’s telecommunications business segment. This reporting unit has recorded goodwill of ¥127,272 million and has passed the first step of the impairment tests by a substantial margin. The fair value of the remaining goodwill which resides in other reporting units also exceeds the net carrying amount by a significant margin or is not considered significant as of March 31, 2016 and 2017. Fair values have primarily been estimated using the discounted cash flow method which is based upon the future business plan. The future business plan is supported by the historical operating results and DOCOMO’s most recent views of the mid to long-term outlook. However, if operating income were to decline significantly in the future due to now unforeseen events, it would adversely affect the estimated fair value of the reporting unit.

For the goodwill impairment losses recorded during the fiscal years ended March 31, 2015, 2016 and 2017, see Note 8 “Goodwill and other intangible assets.”

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over periods up to 7 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes. These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded in the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end. For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period. For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized. For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Claim reserves

Claim reserves—

DOCOMO provides customers with an option to purchase “Mobile Device Protection Service,” which represents a comprehensive coverage program for damages or losses incurred to mobile handsets.

Since July 2015, DOCOMO has partially self-insured for future claims. The liability associated with the self-insurance consists of the reserve for the reported claims but not paid and an estimated reserve for the claims incurred but not reported.

Based on DOCOMO’s historical experience and the nature of the service, it is expected that a customer would generally make a claim immediately after occurrence of a claim incident. Accordingly, the estimated amount of reserve for the claims incurred but not reported is immaterial. The amount of claim for the reported claims but not paid is also immaterial. DOCOMO has recorded these reserves in “Other current liabilities” in the consolidated balance sheet.

Accrued liabilities for point programs

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides points to customers based on the usage of cellular and other services. These points may be exchanged for benefits such as payments on DOCOMO’s products.

On December 1, 2015, DOCOMO began offering “d POINT Service,” which provides individual customers with points that may be earned through, among others, mobile phone usage, making payments with “d CARD” or “DCMX” credit cards, or purchasing goods or services at DOCOMO’s partner stores. These points may be exchanged for payments on DOCOMO’s products and mobile phone charges, and payments at DOCOMO’s partner stores. Individual customers may continue using “d POINTs” subsequent to the cancellation of DOCOMO’s mobile telecommunications service contract. All “docomo Points” granted to individual customers from April 1, 2015 through November 30, 2015 were automatically transferred to “d POINTs,” and DOCOMO no longer grants “docomo Points” to any individual customer after December 1, 2015. “docomo Points” granted to individual customers prior to March 31, 2015 were converted to “d POINTs” on May 10, 2017, and remain valid through May 31, 2018.

DOCOMO records “Accrued liabilities for point programs” relating to the points that customers earn. DOCOMO separately estimates the accrued liabilities for “d POINTs” and those for “docomo Points.”

In measuring DOCOMO’s accrued liabilities for “d POINTs” that will be valid for 4 years from the date the points are granted and “docomo Points” granted to individual customers, which were converted to “d POINTs” on May 10, 2017, DOCOMO does not estimate the point utilization rate since DOCOMO does not have sufficient historical experience to estimate the point utilization rate.

In measuring DOCOMO’s accrued liabilities for “d POINTs” other than the above and “docomo Points” granted to corporate customers, DOCOMO estimates factors such as the point utilization rate based on DOCOMO’s historical experience.

Employees' retirement benefit plans

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the projected benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Service cost for pension benefits of employee earned during the year as well as interest costs on projected benefit obligations are accrued. Actuarial losses (gains) in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Redeemable noncontrolling interests

Redeemable noncontrolling interests—

A portion of noncontrolling interests of subsidiaries can be put to DOCOMO upon certain events. As redemption of the noncontrolling interests is not solely in the control of DOCOMO, it is considered as “Redeemable noncontrolling interests” and presented in between Liabilities and Equity in the consolidated balance sheets.

For the fiscal years ended March 31, 2015, 2016 and 2017, DOCOMO believes that subsequent fair value adjustment of redeemable noncontrolling interests is not required because these are not currently redeemable or it is not probable that these will become redeemable. DOCOMO will reassess the probability of redemption annually.

Revenue recognition

Revenue recognition—

DOCOMO primarily generates revenues from two sources—mobile communications services and equipment sales. These revenue sources are separate and distinct earnings processes. Mobile communications service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its mobile communications services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Mobile communications service revenues primarily consist of basic monthly charges, airtime charges and fees for activation. Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. Some of DOCOMO’s monthly billing plans generally include a certain amount of allowances (free minutes and/or packets), and the amount of the allowances used is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers billing arrangements called “Nikagetsu Kurikoshi” (2 month carry-over) and “Zutto Kurikoshi” and “Packet Kurikoshi,” in which unused allowances are automatically carried over.

“Nikagetsu Kurikoshi” is a billing arrangement, in which the unused allowances of the monthly free minutes and/or packets are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

On June 1, 2015, DOCOMO started providing “Zutto Kurikoshi,” in which the unused allowances of the monthly free minutes and/or packets are automatically and indefinitely carried over up to the upper limit set by each billing plan, and thereby terminated “Nikagetsu Kurikoshi” in principle. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following months. However, the unused allowances are carried over indefinitely, and DOCOMO does not have sufficient historical evidence to reasonably estimate unused allowances that will be utilized in the following months. Hence DOCOMO deducts and defers amounts allocated to unused allowances from revenues, which do not exceed the upper limit set by each billing plan. The deferred revenues are recognized as revenues in accordance with an actual use of the allowances in the following months.

“Packet Kurikoshi” is a billing arrangement, in which the unused allowances of the monthly packet data which can be used without speed cap are automatically carried over for up to the following month. DOCOMO defers revenues based on the portion of unused allowances that are estimated to be utilized in the next month. For the fiscal years ended March 31, 2015 and 2016, as DOCOMO did not have sufficient historical evidence to reasonably estimate unused allowances that will be utilized in the next month, DOCOMO deducts and defers all amounts allocated to unused allowances from revenues. For the fiscal year ended March 31, 2017, out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used prior to expiration. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such expiring portion of unused allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers utilize data transmissions. The deferred revenues are recognized as revenues in the next month.

Equipment sales are recognized as revenues mainly when equipment is accepted by agent resellers, and all inventory risk is transferred to agent resellers from DOCOMO. Certain commissions paid to agent resellers and incentives offered to subscribers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

Since the fiscal year ended March 31, 2014, DOCOMO has offered an incentive program which provides certain discounts for subscribers who purchase qualified smartphones under the installment payment arrangement. Under the incentive program, DOCOMO provides subscribers with the discounts depending on the number of installment payments upon certain events including replacement of the original smartphones. Since the fiscal year ended March 31, 2015, DOCOMO has recognized estimated future discount amount as a reduction of revenue since DOCOMO developed sufficient historical evidence such as an analysis of the historical churn rate and replacement rate of the qualified and other smartphones to reasonably estimate the future discount amount.

DOCOMO provides subscribers with options to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the mobile communications services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent resellers and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

On March 1, 2015, DOCOMO commenced an optical-fiber broadband service, “docomo Hikari,” by utilizing the wholesale optical-fiber access service of NIPPON TELEGRAPH AND TELEPHONE EAST CORPORATION and NIPPON TELEGRAPH AND TELEPHONE WEST CORPORATION, subsidiaries of NTT. With the commencement of this service, DOCOMO introduced a billing arrangement, “docomo Hikari Pack,” which enables “docomo Hikari” subscribers who also subscribe specific monthly packet communications plan to receive discounted charges.

DOCOMO sells “docomo Hikari” service and packet communications plan service offered in a bundled arrangement, as well as separately. Therefore, each service has a standalone selling price. The total arrangement consideration for “docomo Hikari Pack” is allocated to “optical-fiber broadband service and other telecommunications services” and “packet communications plan service” based on the relative selling prices of the services and each service is separately recognized as revenue at the time each service is provided to the subscribers.

In addition to the above, DOCOMO sells a variety of goods and digital media contents, such as video and music distribution, electronic books and other services offered through DOCOMO’s “dmarket” portal, and renders services such as “Mobile Device Protection Service,” of which revenues are included in “Other operating revenues” in the consolidated statements of income.

DOCOMO recognizes the related revenues when the following criteria are met. Persuasive evidence of an arrangement or contract exists, delivery has occurred or service has been rendered, the selling price is fixed and collection is reasonably assured.

In addition, DOCOMO evaluates whether it is appropriate to record the gross amount of the revenues and related costs for those goods and services by considering a number of factors, including, but not limited to, whether DOCOMO is the primary obligor under the arrangement or contract, has the inventory risk and has latitude in establishing prices. As DOCOMO generally is the primary obligor with the inventory risk, latitude in establishing prices and/or credit risks, the related revenues are presented on a gross basis.

Contrarily, for certain transactions on the “dmarket,” DOCOMO is not considered the primary obligor, does not take or take little inventory risk, has no latitude in establishing prices and/or credit risk. DOCOMO is considered an agent for such transactions and related revenues are presented on a net basis.

The deferred revenue and deferred charges as of March 31, 2016 and 2017 were as follows:

		Millions of yen
	Location	2016	2017
Current deferred revenue	Other current liabilities	¥85,434	¥78,453
Long-term deferred revenue	Other long-term liabilities	102,005	122,731
Current deferred charges	Prepaid expenses and other current assets	14,707	15,533
Long-term deferred charges	Other assets	95,171	110,967

Selling, general and administrative expenses

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process.

Income taxes

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced, using a valuation allowance, to an amount more likely than not to be realized. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

DOCOMO recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the fiscal year in which the change in judgment occurs. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a part of income tax expense in the consolidated statements of income.

Earnings per share attributable to NTT DOCOMO, INC.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the fiscal years ended March 31, 2015, 2016 and 2017, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The related translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the related translation gains or losses are included in earnings.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the consolidated statements of income.

Revenue from Contracts with Customers

Revenue from Contracts with Customers—

On May 28, 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09 “Revenue from Contracts with Customers (Topic 606),” which requires an entity to recognize the amount to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective.

The FASB also issued ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” ASU 2016-10 “Identifying Performance Obligations and Licensing,” ASU 2016-12 “Narrow-Scope Improvements and Practical Expedients,” ASU 2016-20 “Technical Corrections and Improvements to Topic 606,” and ASU 2017-05 “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets” in March, April, May and December 2016, and February 2017, respectively, to partially amend ASU 2014-09.

On August 12, 2015, the FASB issued ASU 2015-14 “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” and deferred the effective date of the ASU by one year. Consequently, the standard is expected to take effect for DOCOMO on April 1, 2018 and early adoption with original effective date for periods beginning April 1, 2017 is permitted.

The two permitted transition methods under the new standard are the full retrospective method, or the modified retrospective method. Under the full retrospective method, all periods presented will be updated upon adoption to conform to the new standard and a cumulative adjustment for effects on periods prior to the reporting period will be recorded to retained earnings at the beginning of the initial reporting period. Under the modified retrospective approach, the current reporting period will be updated to conform to the new standard and a cumulative adjustment for effects of applying the new standard to periods prior to the reporting period that includes the date of initial application is recorded to retained earnings as of the date of initial application, and also incremental disclosures related to the amount affected by the application of this new standard are required. DOCOMO has not decided on a transition method and are currently evaluating the impact of the new standard on DOCOMO’s consolidated financial statements and related disclosures. The impact on revenue resulting from the application of the new standard will be subject to assessments that are dependent on many variables, including, but not limited to, the terms, the transaction prices including discounts and the mixture of the goods and services of DOCOMO’s contractual arrangements. While DOCOMO is continuing to assess all potential impacts resulting from the application of the new standard, DOCOMO believes that the most significant impacts may include the following items:

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The standard requires the recognition of incremental costs of obtaining and direct costs of fulfilling contracts with customers as assets. Accordingly, DOCOMO expects that part of the sales commissions and other charges that have previously been treated as expenses will be recognized as additional assets, which will be amortized over the estimated average period of the subscription for each service. For the fiscal year ended March 31, 2017, the amount of sales commissions incurred for agent resellers was ¥320,800 million which was mainly included in “Selling, general and administrative” in DOCOMO’s consolidated statements of income under the existing standards.

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The standard requires that if customers are granted by an entity the option to acquire additional goods or services at a discount by a contract agreed between the customer and the entity, the entity shall identify this option as a separate performance obligation upon granting such option as a part of the consideration of the transaction being recognized as contract liabilities, and recognize revenue when the additional good or service is transferred at a discount to the customer or when such option expires. Accordingly, DOCOMO expects that in relation to “docomo POINTs” and “d POINTs” which have traditionally been recorded as accrued liabilities, DOCOMO will recognize a part of the considerations for the transaction of mobile communications and other services as contract liabilities at the time when the points are granted, and recognize revenue when the points are used for the additional good or service at a discount or when the points expire. For the fiscal year ended March 31, 2017, the amount of expenses for point programs under the existing standards was ¥94,291 million, which was included in “Selling, general and administrative” in DOCOMO’s consolidated statements of income.

DOCOMO have established a team to implement the introduction of the new standard. DOCOMO is in the process of implementing changes to DOCOMO’s systems and setting up reporting processes and internal controls for the adoption of the new revenue recognition standard.

Recognition and Measurement of Financial Assets and Financial Liabilities

Recognition and Measurement of Financial Assets and Financial Liabilities—

On January 5, 2016, the FASB issued ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities,” which makes targeted improvements to the accounting for, and presentation and disclosure of, financial instruments. ASU 2016-01 requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. ASU 2016-01 does not affect the accounting for investments that would otherwise be consolidated or accounted for under the equity method. The new standard also affects the recognition of changes in fair value of financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The new standard is effective for DOCOMO on April 1, 2018. DOCOMO is currently evaluating the effect of adopting the ASU.

Lease

Lease—

On February 25, 2016, the FASB issued ASU 2016-02 “Lease,” which requires all lessees to recognize the right-of-use asset and lease liability, principally. The new standard is effective for DOCOMO on April 1, 2019. DOCOMO is currently evaluating the effect of adopting the ASU.

Simplifying the Test for Goodwill Impairment

Simplifying the Test for Goodwill Impairment—

On January 26, 2017, the FASB issued ASU 2017-04 “Simplifying the Test for Goodwill Impairment,” which eliminates Step 2 from the goodwill impairment test. Instead, the amendments in this update require that an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and an entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The amendments in this update are effective for DOCOMO on April 1, 2020. Early adoption of the standard for goodwill impairment tests with measurement dates after January 1, 2017 would also be permitted. DOCOMO is currently evaluating the effect of adopting the ASU.